Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,750,000 Private Placement Warrants at $1.00 per Private Placement Warrant (for an aggregate purchase price of $6,750,000) from the Company. A portion of the proceeds from the sale of the Private Placement Warrants was placed into the Trust Account. Each Private Placement Warrant is exercisable for one Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company; (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Initial Public Offering, so long as they are held by the Sponsor or any of its permitted transferees and (iii) are (including the Class A shares issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Sponsor has agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,750,000 Private Placement Warrants at $1.00 per Private Placement Warrant (for an aggregate purchase price of $6,750,000) from the Company. A portion of the proceeds from the sale of the Private Placement Warrants was placed into the Trust Account. Each Private Placement Warrant is exercisable for one Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company; (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Initial Public Offering, so long as they are held by the Sponsor or any of its permitted transferees and (iii) are (including the Class A shares issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Sponsor has agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.